Share-based Payments	12 Months Ended
Dec. 31, 2022
Share-based Payments [Abstract]
Share-based Payments	Share-based Payments
Share-based payments includes stock options, restricted stock units (“RSUs”) and performance-based RSUs in which the expense is recognized based on the grant date fair value of these awards, except for performance based RSUs to executives that are treated as liability awards where expense is recognized based on reporting date fair value up until settlement date.
Share-based Payment Expense
The Group share-based payment expense for the years ended December 31, 2022, 2021 and 2020, were comprised of charges related to the PureTech Health plc incentive stock and stock option issuances and subsidiary stock plans.
The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Consolidated Statement of Income/(Loss):

Year ended December 31,	2022 $000s	2021 $000s	2020 $000s
General and administrative	8,862	9,310	7,650
Research and development	5,837	4,640	3,068
Total	14,699	13,950	10,718
The Performance Share Plan
In June 2015, the Group adopted the Performance Stock Plan (“PSP”). Under the PSP and subsequent amendments, awards of ordinary shares may be made to the Directors, senior managers and employees of, and other individuals providing services to the Company and its subsidiaries up to a maximum authorized amount of 10.0 percent of the total ordinary shares outstanding. The shares have various vesting terms over a period of service between two and four years, provided the recipient remains continuously engaged as a service provider.
The share-based awards granted under the PSP are generally equity settled (see cash settlements below) and expire 10 years from the grant date. As of December 31, 2022, the Company had issued share-based awards to purchase an aggregate of 24,889,462 shares under this plan.
RSUs
RSU activity for the years ended December 31, 2022, 2021 and 2020 is detailed as follows:

	Number of Shares/Units	Wtd Avg Grant Date Fair Value (GBP) (*)
Outstanding (Non-vested) at January 1, 2020	4,636,347	2.08
RSUs Granted in Period	1,759,011	1.80
Vested	(2,781,687)	1.54
Forfeited	(191,089)	2.37
Outstanding (Non-vested) at December 31, 2020 and January 1, 2021	3,422,582	2.46
RSUs Granted in Period	2,195,133	2.15
Vested	(1,176,695)	2.93
Forfeited	(808,305)	2.25
Outstanding (Non-vested) at December 31, 2021 and January 1, 2022	3,632,715	1.91
RSUs Granted in Period	4,309,883	1.76
Vested	(696,398)	2.80
Forfeited	(1,155,420)	2.67
Outstanding (Non-vested) at December 31, 2022	6,090,780	1.74
*    2021 – for liability awards based on fair value at reporting date.

Each RSU entitles the holder to one ordinary share on vesting and the RSU awards are generally based on a cliff vesting schedule over a one to three-year requisite service period in which the Company recognizes compensation expense for the RSUs. Following vesting, each recipient will be required to make a payment of one pence per ordinary share on settlement of the RSUs. Vesting of the majority of the RSUs is subject to the satisfaction of performance and market conditions. The grant date fair value of market condition awards that were treated as equity settled awards were measured to reflect such conditions and there was no true-up for differences between expected and actual outcomes. For liability settled awards, see below.
The Company recognizes the estimated fair value of performance-based awards as share-based compensation expense over the performance period based upon its determination of whether it is probable that the performance targets will be achieved. The Company assesses the probability of achieving the performance targets at each reporting period. Cumulative adjustments, if any, are recorded to reflect subsequent changes in the estimated outcome of performance-related conditions.
The fair value of the market and performance-based awards is based on the Monte Carlo simulation analysis utilizing a Geometric Brownian Motion process with 100,000 simulations to value those shares. The model considers share price volatility, risk-free rate and other covariance of comparable public companies and other market data to predict distribution of relative share performance.
The performance and market conditions attached to the RSU awards are based on the achievement of total shareholder return (“TSR”), based on the achievement of absolute TSR targets, and to a lesser extent based on TSR as compared to the FTSE 250 Index, and the MSCI Europe Health Care Index. The remaining portion is based on the achievement of strategic targets. The RSU award performance criteria have changed over time as the criteria is continually evaluated by the Group’s Remuneration Committee.
In 2017, the Company granted certain executives RSUs that vested based on the service, market and performance conditions, as described above. The vesting of all RSUs was achieved by December 31, 2019 where all service, market and performance conditions were met. The remuneration committee of PureTech's Board of Directors approved the achievement of the vesting conditions as of December 31, 2019 and reached the decision during the year ended December 31, 2020 to cash settle the 2017 RSUs. The settlement value was determined based on the 3 day average closing price of the shares. The settlement value was $12.5 million (which after deducting tax withheld on behalf of recipients amounted to $7.2 million). The settlement value did not exceed the fair value at settlement date and as such the cash settlement was treated as an equity transaction in the financial statements for the year ended December 31, 2020, whereby the full repurchase cash settlement amount was charged to equity in Other reserves.
Similarly in 2018, the Company granted certain executives RSUs that vested based on service, market and performance conditions, as described above. The vesting of all RSUs was achieved by December 31, 2020 where all service, market and performance conditions were met. In February 2021 the remuneration committee of PureTech's board of directors approved the achievement of the vesting conditions as of December 31, 2020 and on May 28, 2021 reached the decision to cash settle RSUs to certain employees while others were issued shares. The settlement value was determined based on the three day average closing price of the shares. The settlement value was $10.7 million (which after deducting tax withheld on behalf of recipients amounted to $6.4 million). The settlement value did not exceed the fair value at settlement date and as such the cash settlement was treated as an equity transaction, whereby the full repurchase cash settlement amount was charged to equity in Other reserves in the financial statements as of and for the year ended December 31, 2021.
Following the different cash settlements, the Company concluded that although the remaining RSUs are to be settled by shares according to their respective agreements, and any cash settlement is at the Company's discretion, due to past practice of cash settlement to multiple employees, some for multiple years, these RSUs to the company executives should be treated as liability awards and as such adjusted to fair value at every reporting date with changes in fair value recorded in earnings as stock based compensation expense.
Consequently, the Company reclassified during the year ended December 31, 2021 $1.9 million from equity to other non-current liabilities and $4.8 million from equity to other payables equal to the fair value of the awards at the date of reclassification. The Company treated the excess of the fair value at the reclassification date over the grant date fair value of the RSUs (for the portion of the vesting period that has already elapsed) in the amount of $2.9 million as an equity transaction. Therefore the full amount of the liability at reclassification was recorded as a charge to equity. The changes in fair value of the liability from reclassification date to balance sheet date or settlement date are recorded as stock-based compensation expense in the Consolidated Statement of Comprehensive Income (loss).
The Company incurred share-based payment expenses for performance, market and service based RSUs of $1.6 million (including $1.1 million expense in respect of RSU liability awards), $1.5 million (including $0.6 million expense in respect of RSU liability awards), and $5.7 million for the years ended December 31, 2022, 2021 and 2020, respectively. The decrease in the share based compensation expense in respect of the RSUs for the year ended December 31, 2021, as compared to the year ended December 31, 2020 is due to reduction in the fair value of the liability awards as compared to their value at the date the awards were reclassified from equity awards to liability awards, as well as forfeitures of certain awards due to unexpected terminations of RSU holders.
As of December 31, 2022, the carrying amount of the RSU liability awards was $5.9 million, $1.8 million current; $4.1 million non current, out of which $1.8 million related to awards that have met all their performance and market conditions.
Stock Options
Stock option activity for the years ended December 31, 2022, 2021 and 2020, is detailed as follows:

	Number of Options	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)	Wtd Average Stock Price at Exercise (GBP)
Outstanding at January 1, 2020	8,472,827	1.16	8.55
Granted	4,076,982	3.14
Exercised	(514,410)	1.52		2.88
Forfeited and expired	(1,119,313)	1.88
Options Exercisable at December 31, 2020 and January 1, 2021	5,447,405	0.98	7.46
Outstanding at December 31, 2020 and January 1, 2021	10,916,086	1.81	8.38
Granted	5,424,000	3.34
Exercised	(2,238,187)	0.70		3.63
Forfeited and expired	(687,781)	2.53
Options Exercisable at December 31, 2021 and January 1, 2022	4,773,873	1.42	6.50
Outstanding at December 31, 2021 and January 1, 2022	13,414,118	2.58	8.29
Granted	8,881,000	2.04
Exercised	(577,022)	0.50		2.43
Forfeited and expired	(3,924,215)	2.89
Options Exercisable at December 31, 2022	6,185,216	2.03	6.21
Outstanding at December 31, 2022	17,793,881	2.31	8.03
The fair value of the stock options awarded by the Company was estimated at the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted-average assumptions:

At December 31,	2022	2021	2020
Expected volatility	41.70%	41.05%	41.25%
Expected terms (in years)	6.11	6.16	6.11
Risk-free interest rate	2.13%	1.06%	0.53%
Expected dividend yield	—	—	—
Grant date fair value	$1.15	$1.87	$1.72
The Company incurred share-based payment expense for the stock options of $8.4 million, $6.2 million and $2.1 million for the years ended December 31, 2022, 2021 and 2020, respectively. The increase in expense for the year ended December 31, 2022, as compared to the year ended December 31, 2021, is due to the new grants granted in 2022. The increase in expense for the year ended December 31, 2021, as compared to the year ended December 31, 2020, is due to new grants granted in 2021.
For shares outstanding as of December 31, 2022, the range of exercise prices is detailed as follows:

Range of Exercise Prices (GBP)	Options Outstanding	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)
0.01	439,490	—	6.76
1.00 to 2.00	6,276,391	1.58	7.00
2.00 to 3.00	5,375,750	2.26	8.92
3.00 to 4.00	5,702,250	3.34	8.40
Total	17,793,881	2.31	8.03
Subsidiary Plans
Certain subsidiaries of the Group have adopted stock option plans. A summary of stock option activity by number of shares in these subsidiaries is presented in the following table:

	Outstanding as of January 1, 2022	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2022
Entrega	349,500	45,000	—	(50,000)	—	—	344,500
Follica	2,686,120	90,000	—	—	—	—	2,776,120
Sonde	2,049,004	—	—	—	—	(2,049,004)	—
Vedanta	1,991,637	490,506	(400,000)	(65,235)	(192,332)	—	1,824,576

	Outstanding as of January 1, 2021	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2021
Alivio	3,888,168	197,398	(2,373,750)	(506,260)	(1,205,556)	—	—
Entrega	962,000	—	(525,000)	(87,500)	—	—	349,500
Follica	1,309,040	1,383,080	—	(6,000)	—	—	2,686,120
Sonde	2,192,834	—	—	(51,507)	(92,323)	—	2,049,004
Vedanta	1,741,888	451,532	(52,938)	(76,491)	(72,354)	—	1,991,637

	Outstanding as of January 1, 2020	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2020
Alivio	3,698,244	189,924	—	—	—	—	3,888,168
Entrega	972,000	—	—	—	(10,000)	—	962,000
Follica	1,309,040	—	—	—	—	—	1,309,040
Sonde	1,829,004	363,830	—	—	—	—	2,192,834
Vedanta	1,450,100	493,951	(813)	—	(201,350)	—	1,741,888

The weighted-average exercise prices and remaining contractual life for the options outstanding as of December 31, 2022, were as follows:

Outstanding at December 31, 2022	Number of options	Weighted-average exercise price $	Weighted-average contractual life outstanding
Entrega	344,500	1.91	4.92
Follica	2,776,120	1.41	6.38
Vedanta	1,824,576	15.89	6.88
The weighted average exercise prices for the options granted for the years ended December 31, 2022, 2021 and 2020, were as follows:

For the years ended December 31,	2022 $	2021 $	2020 $
Alivio	—	—	0.47
Entrega	0.02	—	—
Follica	1.86	1.86	—
Sonde	—	—	0.18
Vedanta	14.94	19.69	19.59
The weighted average exercise prices for options forfeited during the year ended December 31, 2022, were as follows:

Forfeited during the year ended December 31, 2022	Number of options	Weighted-average exercise price $
Vedanta	192,332	19.64
The weighted average exercise prices for options exercised during the year ended December 31, 2022, were as follows:

Exercised during the year ended December 31, 2022	Number of options	Weighted-average exercise price $
Vedanta	400,000	0.02
The weighted average exercise prices for options exercisable as of December 31, 2022, were as follows:

Exercisable at December 31, 2022	Number of Options	Weighted-average exercise price $	Exercise Price Range $
Entrega	344,500	1.91	0.02-2.36
Follica	2,776,120	1.41	0.03-1.86
Vedanta	1,824,576	15.89	0.02-21.35
Significant Subsidiary Plans
Vedanta 2020 Stock Incentive Plan
On June 2, 2020, the Company’s Board of Directors approved the 2020 Stock Incentive Plan, or 2020 Plan, which replaced the 2010 Stock Incentive Plan, or 2010 Plan, which was set to expire in December 2020. All authorized and issued shares under the 2010 Plan were transferred to the 2020 Plan. The 2020 Plan provides for the grant of incentive stock options, nonqualified stock options, and restricted stock to employees, directors, and nonemployees of the Company up to an aggregate of 2,145,867 shares of the Company's common stock. In March 2021, the Company’s Board of Directors approved an increase in the authorized shares of 151,188 for a total of 2,297,055. In July 2021, the Company’s Board of Directors approved an increase in the authorized shares of 500,000 for a total of 2,797,055. Under the 2020 Plan, 914,331 shares remained available for issuance as of December 31, 2022.
The options granted under the 2020 Plan are equity settled and expire 10 years from the grant date. Typically, the awards vest in four years but vesting conditions can vary based on the discretion of Vedanta’s Board of Directors.
Options granted under the 2020 Plan are exercisable at a price per share not less than the fair market value of the underlying ordinary shares on the date of grant. The estimated fair value of options, including the effect of estimated forfeitures, is recognized over the options’ vesting period.
The fair value of the stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following range of assumptions:

Assumption/Input	2022	2021	2020
Expected award life (in years)	6.00-8.33	6.00-7.11	6.00-10.00
Expected award price volatility	88.22%-89.68%	88.05%-88.59%	89.24%-95.46%
Risk free interest rate	1.67%-3.13%	0.96%-1.32%	0.32%-0.87%
Expected dividend yield	—	—	—
Grant date fair value	$10.51-$15.14	$13.84-$16.23	$13.09-$16.54
Share price at grant date	$14.00-$18.84	$19.00-$21.35	$19.59
Vedanta incurred share-based compensation expense of $4.3 million, $5.4 million and $2.4 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Other Plans
The stock compensation expense under plans at other subsidiaries of the Group not including Vedanta amounted to $0.4 million, $0.8 million and $0.4 million for the years ended December 31, 2022, 2021 and 2020, respectively.